UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C.  20549

                          FORM 13F

                   FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	 Lafayette Investments, Inc.
Address: 17830 New Hampshire Avenue
	 Suite 201
	 Ashton, MD  20861

13F File Number:  028-11053

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:	Lawrence Judge
Title:	President
Phone:	301-570-1250
Signature, Place, and Date of Signing:

    Lawrence Judge	Ashton, MD    November 5, 2010


Report Type (Check only one.):

[X]	    13F HOLDINGS REPORT.

[ ]	    13F NOTICE.

[ ]	    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

		    FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		68

Form 13F Information Table Value Total:		145,452



List of Other Included Managers:

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

						Value 	 Shares/Sh/Put/	Invstmt	Other	VOTING AUTHORITY
Name of Issuer	Title of Class	Cusip 		(x1000)  Prn AmtPrnCall	Dscretn	Mgrs	Sole	Shared	 None

AT&T Inc		COM	00206R-10-2	318	11135	SH	Sole				11135
Alleghany Corp		COM	017175-10-0	3708	12238	SH	Sole				12238
Allergan		COM	018490-10-2	798	12000	SH	Sole				12000
Arch Cap Group LTD	COM	G0450A-10-5	360	4300	SH	Sole				4300
Avalonbay Comm Reit Inc.COM	053484-10-1	514	4950	SH	Sole				4950
BCSB Bancorp Inc.	COM	055367-10-6	95	10000	SH	Sole				10000
Bank Of Amer Corp	COM	060505-10-4	922	70383	SH	Sole				70383
Beckman Coulter		COM	075811-10-9	204	4184	SH	Sole				4184
Berkshire Hathw Cl A	COM	084670-10-8	622	5	SH	Sole				5
Berkshire Hathaway Cl B	COM	084670-20-7	13951	168739	SH	Sole				168739
Boston Properties	COM	101121-10-1	299	3600	SH	Sole				3600
Chevrontexaco Corp Com	COM	166764-10-0	252	3108	SH	Sole				3108
Coca-Cola Corp		COM	191216-10-0	4273	73019	SH	Sole				73019
Colonial Finl Svcs Com	COM	19566B-10-1	291	30000	SH	Sole				30000
Covidien PLC		COM	G2552X-10-8	2636	65600	SH	Sole				65600
Dell Computer Corp Com	COM	24702r-10-1	4066	313456	SH	Sole				313456
Dover Corp Com		COM	260003-10-8	3603	69004	SH	Sole				69004
Dover Motorsports Inc	COM	260174-10-7	271	149627	SH	Sole				149627
Exxon Mobil Corp	COM	30231g-10-2	4605	74521	SH	Sole				74521
Farmer Bros Corp	COM	307675-10-8	722	45149	SH	Sole				45149
Federal Rlty Invt Tr NewCOM	313747-20-6	543	6650	SH	Sole				6650
First Natl Bk Alaska ComCOM	32112J-10-6	711	374	SH	Sole				374
Fortune Brands Inc	COM	349631-10-1	296	6021	SH	Sole				6021
General Electric Corp	COM	369604-10-3	415	25523	SH	Sole				25523
Genuine Parts Co Com	COM	372460-10-5	4431	99379	SH	Sole				99379
Gladstone Capital Corp 	COM	376535-10-0	2073	183978	SH	Sole				183978
Glaxo Holdings Plc	COM	37733w-10-5	1543	39047	SH	Sole				39047
HCP Inc.		COM	40414L-10-9	457	12700	SH	Sole				12700
Harley Davidson Inc Com	COM	412822-10-8	236	8300	SH	Sole				8300
Hasbro Inc Com		COM	418056-10-7	3595	80759	SH	Sole				80759
Home Depot Inc Com	COM	437076-10-2	3368	106312	SH	Sole				106312
Home Properties		COM	437306-10-3	291	5500	SH	Sole				5500
IShares Tr MSCI Eafe IdxCOM	464287-46-5	337	6135	SH	Sole				6135
International Bus Mchne	COM	459200-10-1	218	1622	SH	Sole				1622
International Spdwy Cl ACOM	460335-20-1	1920	78695	SH	Sole				78695
Johnson & Johnson	COM	478160-10-4	6342	102362	SH	Sole				102362
Leucadia National Corp	COM	527288-10-4	3900	165103	SH	Sole				165103
Lowes Cos Inc Com	COM	548661-10-7	1539	69050	SH	Sole				69050
Markel Corp Com		COM	570535-10-4	7964	23111	SH	Sole				23111
Marsh & McLennan Cos 	COM	571748-10-2	3000	124381	SH	Sole				124381
McCormick & Co Inc Com 	COM	579780-20-6	3634	86443	SH	Sole				86443
McDonalds Corp		COM	580135-10-1	346	4650	SH	Sole				4650
Mohawk Inds Inc Com	COM	608190-10-4	736	13800	SH	Sole				13800
Nestle Sa-Adr Repstg	COM	641069-40-6	961	17987	SH	Sole				17987
Norfolk Southern Corp	COM	655844-10-8	3709	62328	SH	Sole				62328
Paychex Inc		COM	704326-10-7	4993	181637	SH	Sole				181637
Pepsico Inc		COM	713448-10-8	221	3321	SH	Sole				3321
Pfizer Inc Com		COM	717081-10-3	379	22096	SH	Sole				22096
Philip Morris Intl Inc 	COM	718172-10-9	201	3595	SH	Sole				3595
Procter & Gamble Co	COM	742718-10-9	3656	60959	SH	Sole				60959
Progressive Corp Ohio 	COM	743315-10-3	4270	204612	SH	Sole				204612
Royal Dutch Shell Plc	COM	780257-80-4	632	10475	SH	Sole				10475
Sandy Spring Bancorp 	COM	800363-10-3	2469	159294	SH	Sole				159294
St Joe Corporation	COM	790148-10-0	2967	119281	SH	Sole				119281
Sysco Corp		COM	871829-10-7	3859	135314	SH	Sole				135314
Target Corp Com		COM	87612e-10-6	381	7130	SH	Sole				7130
Tearlab Corp.		COM	878193-10-1	154	56130	SH	Sole				56130
Tyco Electronics	COM	G9144P-10-5	2965	101468	SH	Sole				101468
Tyco Intl Ltd New Com	COM	902124-10-6	2387	64985	SH	Sole				64985
Verizon Communications 	COM	92343v-10-4	275	8440	SH	Sole				8440
Wal Mart Stores Inc Com	COM	931142-10-3	7695	143772	SH	Sole				143772
Walgreen Co		COM	931422-10-9	4652	138852	SH	Sole				138852
Walt Disney Holding Co	COM	254687-10-6	2994	90453	SH	Sole				90453
Washington Post Co Cl B	COM	939640-10-8	1958	4903	SH	Sole				4903
Washington Real Est Inv	COM	939653-10-1	540	17003	SH	Sole				17003
Wells Fargo & Co (new)	COM	949746-10-1	2021	80480	SH	Sole				80480
Royce Value Trust Inc	COM	780910-10-5	306	25190	SH	Sole				25189.998
SPDR Tr Unit Ser 1	COM	78462f-10-3	402	3519	SH	Sole				3519.309
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